Condensed Statements of Cash Flows - USD ($)	2 Months Ended	3 Months Ended		5 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss		$ (51,325,000)	$ (2,771,000)		$ (296,685,000)	$ (6,200,000)	$ (30,419,000)	$ (11,467,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation					404,000	306,000	436,000	260,000
Non-cash interest expense					1,495,000	65,000	91,000	976,000
Stock-based compensation expense					620,000	251,000	310,000	175,000
(Gain) loss on extinguishment of debt					(948,000)	62,000	62,000	116,000
General and administrative expenses paid by Sponsor in exchange for issuance of Class B ordinary shares	$ 16,000
Change in fair value of warrant liabilities		2,949,000	(24,000)		17,753,000	(78,000)	1,296,000	341,000
Change in fair value of derivative liabilities					248,691,000	(5,849,000)	11,532,000	19,000
Expenses paid by sponsor in exchange for working capital loan					361,751
Changes in operating assets and liabilities:
Grant receivable								423,000
Prepaid expenses and other current assets					(5,713,000)	161,000	(135,000)	(499,000)
Accounts payable					2,441,000	(534,000)	(221,000)	521,000
Accrued and other current liabilities					2,195,000	153,000	352,000	1,122,000
Customer deposits							51,000	1,338,000
Other non-current liabilities					1,404,000	(446,000)
Net cash used in operating activities					(28,343,000)	(12,109,000)	(16,645,000)	(6,675,000)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment					(288,000)	(464,000)	(502,000)	(851,000)
Net cash used in investing activities					(288,000)	(464,000)	(502,000)	(851,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Borrowings on notes payable							4,936,000
Principal payments on notes payable					(584,000)	(150,000)	(221,000)	(262,000)
Proceeds from sale of redeemable convertible preferred stock, net of issuance costs					11,461,000			19,788,000
Borrowing on notes payable, net of debt issuance cost					20,000,000	4,936,000		2,722,000
Proceeds from stock options exercised					664,000	6,000	7,000	6,000
Proceeds from warrants exercised					7
Net cash provided by financing activities					31,548,000	4,792,000	4,722,000	22,254,000
NET CHANGE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH					2,917,000	(7,781,000)	(12,425,000)	14,728,000
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, BEGINNING OF PERIOD					6,394,000	18,819,000	18,819,000	4,091,000
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, END OF PERIOD	11,038,000	9,311,000	11,038,000	$ 6,394,000	9,311,000	11,038,000	6,394,000	18,819,000
SUPPLEMENTAL DISCLOSURE OF CASHFLOW INFORMATION:
Operating expenses paid by Sponsor included in working capital loan					361,751
Offering costs included in accounts payable	5,000
Remeasurement adjustment on Class A ordinary shares subject to possible redemption	26,146,752
Cash paid during the year for:
Interest					237,000	62,000	111,000	38,000
Non-cash investing and financing transactions:
Property and equipment purchases financed with term loan						52,000	52,000	79,000
PPP loan forgiven					948
Non-cash extinguishment of derivative liabilities upon sale of Series C-2 redeemable convertible preferred stock, net of amount allocated to warrants					18,055,000
Non-cash extinguishment of warrant liabilities upon exercise of Series B and Series C-2 redeemable convertible preferred stock warrants					26,178,000
Purchase of property and equipment included in accounts payable and accrued and other current liabilities					343,000	8,000	55,000	87,000
Cash and cash equivalents	9,286,000	8,019,000	9,286,000	4,901,000	8,019,000	9,286,000	4,901,000	18,290,000
Restricted cash, current	1,217,000	1,217,000	1,217,000	1,167,000	1,217,000	1,217,000	1,167,000
Restricted cash, non-current	535,000	75,000	535,000	326,000	75,000	535,000	326,000	529,000
Total cash, cash equivalents and restricted cash shown in the statements of cash flows	11,038,000	9,311,000	11,038,000	6,394,000	9,311,000	11,038,000	6,394,000	18,819,000
ACON S2 Acquisition Corp [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	(777,344)	(3,929,818)		(3,294,265)	(1,475,461)
Adjustments to reconcile net loss to net cash used in operating activities:
General and administrative expenses paid by Sponsor in exchange for issuance of Class B ordinary shares				16,000
Gain on marketable securities (net) and dividends held in Trust Account		(4,925)		(4,454)	(12,393)
Change in fair value of warrant liabilities		2,232,690		1,854,400	(1,137,350)
Financing costs—derivative warrant liabilities	735,490			735,490
Changes in operating assets and liabilities:
Prepaid expenses and other current assets				(352,963)
Prepaid expenses	(420,591)				152,036
Accounts payable	406,145				222,866
Accrued expenses	3,500			29,107	1,329,655
Accrued expenses - related party	10,000			40,000	90,000
Net cash used in operating activities	(26,800)			(976,685)	(468,896)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash deposited in Trust Account	(250,000,000)			(250,000,000)
Net cash used in investing activities	(250,000,000)			(250,000,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from note payable to related party	25,000			25,000
Repayment of note payable to related party	(111,542)			(111,542)
Proceeds received from initial public offering, gross	250,000,000			250,000,000
Proceeds received from private placement	7,000,000			7,000,000
Offering costs paid	(5,140,200)			(5,466,700)
Net cash provided by financing activities	251,773,258			251,446,758
NET CHANGE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	1,746,458			470,073	(468,896)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, BEGINNING OF PERIOD					470,073
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, END OF PERIOD	1,746,458	1,177	1,746,458	470,073	1,177	1,746,458	470,073
SUPPLEMENTAL DISCLOSURE OF CASHFLOW INFORMATION:
Offering costs paid by Sponsor in exchange for issuance of Class B ordinary shares	9,000			9,000
Offering costs included in accrued expenses	391,500			70,000
Offering costs included in note payable—related party	86,542			86,542
Deferred underwriting commissions	8,750,000			8,750,000
Remeasurement adjustment on Class A ordinary shares subject to possible redemption	(26,146,752)
Remeasurement adjustment on Class A ordinary shares subject to possible redemption				26,146,752
Forfeiture of Class B ordinary shares				94
Non-cash investing and financing transactions:
Total cash, cash equivalents and restricted cash shown in the statements of cash flows	$ 1,746,458	$ 1,177	$ 1,746,458	$ 470,073	$ 1,177	$ 1,746,458	$ 470,073
Series B Redeemable Convertible Preferred Stock [Member]
Non-cash investing and financing transactions:
Conversion of convertible notes payable and accrued interest to Series B Redeemable Convertible Preferred Stock								$ 9,845,000